Summary of significant accounting policies - Business description (Details)	12 Months Ended
Dec. 31, 2023 member MW
Business description
Number of electric distribution cooperative members | member	38
Summer planning reserve capacity of generating units (in megawatts)	7,792
Smarr EMC
Business description
Summer planning reserve capacity of generating units (in megawatts)	733
Green Power EMC
Business description
Summer planning reserve capacity of generating units (in megawatts)	756
Green Power EMC | Solar energy
Business description
Summer planning reserve capacity of generating units (in megawatts)	724